Summary of Significant Accounting Policies - Schedule of New and Amendments to IFRS and IAS Standards That Are Not Yet Effective for the Year (Detail)	12 Months Ended
Dec. 31, 2019
IFRS 3, "Definition of a business" [member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2020
IAS 1 and IAS 8, "Definition of material" [member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2020
Amendments to References to Conceptual Framework in IFRS Standards [Member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2020
IFRS 17, "Insurance Contracts" [Member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2021